                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2009
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                --------

This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:        MacNealy Hoover Investment Management, Inc.
           -----------------------------------------------
Address:     200 Market Ave., N., Suite 200
           -----------------------------------------------
             Canton, Ohio 44702
           -----------------------------------------------

Form 13F File Number:    028-12713
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Harry C.C. MacNealy
           ---------------------------------------------------

Title:       CEO & CCO
           ---------------------------------------------------

Phone:       330 454-1010
           ---------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Harry C.C. MacNealy          Canton, OH           August 3, 2009
-----------------------    ----------------------     --------------
      [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 ------------------------------

      [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
                                           ------------

Form 13F Information Table Entry Total:       148
                                           ------------

Form 13F Information Table Value Total:       $56,449
                                           ------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.     Form 13F File Number      Name

              28-
      ----       ------------           -----------------------------

      [Repeat as necessary.]


         COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
                                                       Current
                                                        Value    Quantity          Investment    Other     Voting Authority
       Description           Asset Class      CUSIP     (000)     SH/PRN   SH/PRN  Discretion  Managers  SOLE  Shared   None
       -----------           -----------      -----    --------  --------  ------  ----------  --------  ----  ------   ----
1/100 Berkshire Htwy cl A   CL A            084670108   $1,890     2,000     SH       SOLE                       2,100
1/100 Berkshire Htwy cl A   CL A                                     100
3M Company                  COM             88579Y101     $551     9,175     SH       SOLE                       9,175
Abbott Laboratories         COM             002824100   $1,168    24,626     SH       SOLE                      22,226
Abbott Laboratories         COM                                      200
Abbott Laboratories         COM                                                                                         2,400
Amer Electric Pwr Co Inc    COM             025537101     $247     8,000     SH       SOLE                       7,800
Amer Electric Pwr Co Inc    COM                                      535
Amer Electric Pwr Co Inc    COM                                                                                           200
Amgen Incorporated          COM             031162100     $222     4,200     SH       SOLE                       4,200
Apple Computer Inc          COM             037833100     $400     2,010     SH       SOLE                       2,810
Apple Computer Inc          COM                                      800
AT&T Inc.                   COM             00206R102     $484    18,489     SH       SOLE                      19,499
AT&T Inc.                   COM                                    1,010
Auto Data Processing        COM             053015103     $945    25,325     SH       SOLE                      22,375
Auto Data Processing        COM                                    1,350
Auto Data Processing        COM                                                                                         2,950
Berkshire Hathaway Cl B     COM             084670207     $927       320     SH       SOLE                         286
Berkshire Hathaway Cl B     COM                                                                                            34
Bristol-Myers Squibb Co     COM             110122108     $349    16,607     SH       SOLE                      17,197
Bristol-Myers Squibb Co     COM                                      590
Bucyrus Intl Inc            COM             118759109   $1,329    46,525     SH       SOLE                      44,525
Bucyrus Intl Inc            COM                                                                                         2,000
Camco Financial Corp        COM             132618109     $259   109,045     SH       SOLE                     110,045
Camco Financial Corp        COM                                    1,000
Central Federal Corp        COM             15346Q103     $432   147,953     SH       SOLE                     147,953
Chevron Corporation         COM             166764100   $2,871    42,112     SH       SOLE                      40,062
Chevron Corporation         COM                                    1,225
Chevron Corporation         COM                                                                                         2,050
Cisco Systems Inc           COM             17275R102     $319    16,890     SH       SOLE                      17,090
Cisco Systems Inc           COM                                      200
Citigroup Inc               COM             172967101     $189    63,250     SH       SOLE                      63,000
Citigroup Inc               COM                                      500
Citigroup Inc               COM                                                                                           250
Coca Cola Company           COM             191216100   $1,117    22,375     SH       SOLE                      21,975
Coca Cola Company           COM                                      900
Coca Cola Company           COM                                                                                           400
ConocoPhillips              COM             20825C104   $1,470    34,507     SH       SOLE                      34,307
ConocoPhillips              COM                                      450
ConocoPhillips              COM                                                                                           200
Deere & Co                  COM             244199105     $700    17,525     SH       SOLE                      17,525
Diebold Incorporated        COM             253651103     $538    20,330     SH       SOLE                      20,255
Diebold Incorporated        COM                                       75
Diebold Incorporated        COM                                                                                            75
Disney Walt Hldg Co         COM DISNEY      254687106     $620    24,975     SH       SOLE                      24,475
Disney Walt Hldg Co         COM DISNEY                             1,600
Disney Walt Hldg Co         COM DISNEY                                                                                    500
Dominion Resources Inc.     COM             25746U109     $294     8,800     SH       SOLE                       8,800
Dow Chemical Company        COM             260543103     $254    15,750     SH       SOLE                      15,750
Duke Energy Corporation     COM             26441C105     $236    15,152     SH       SOLE                      16,152
Duke Energy Corporation     COM                                    1,000
DuPont E I De Nemour&Co     COM             263534109     $716    27,950     SH       SOLE                      24,550
DuPont E I De Nemour&Co     COM                                                                                         3,400
E M C Corp Mass             COM             268648102     $532    39,900     SH       SOLE                      40,600
E M C Corp Mass             COM                                      700
Emerson Electric Co         COM             291011104     $961    29,150     SH       SOLE                      25,650
Emerson Electric Co         COM                                      500
Emerson Electric Co         COM                                                                                         3,500
Exxon Mobil Corporation     COM             30231G102   $3,548    49,807     SH       SOLE                      47,907
Exxon Mobil Corporation     COM                                      950
Exxon Mobil Corporation     COM                                                                                         1,900
Farmers Natl Banc Cp Oh     COM             309627107     $588    93,676     SH       SOLE                      95,100
Farmers Natl Banc Cp Oh     COM                                    1,424
Fifth Third Bancorp         COM             316773100     $823   115,422     SH       SOLE                     115,172
Fifth Third Bancorp         COM                                      500
Fifth Third Bancorp         COM                                                                                           250
First Citizens Banc New     COM NO PAR      319459202     $621   122,125     SH       SOLE                     120,825
First Citizens Banc New     COM NO PAR                             1,900
First Citizens Banc New     COM NO PAR                                                                                  1,300
Firstmerit Corp             COM             337915102   $1,187    69,027     SH       SOLE                      68,222
Firstmerit Corp             COM                                      805
Firstmerit Corp             COM                                                                                           805
General Dynamics Corp       COM             369550108     $803    14,300     SH       SOLE                      11,900
General Dynamics Corp       COM                                      200
General Dynamics Corp       COM                                                                                         2,400
General Electric Company    COM             369604103   $1,658   136,815     SH       SOLE                     131,415
General Electric Company    COM                                    4,650
General Electric Company    COM                                                                                        10,050
Heinz H J Co                COM             423074103     $678    18,500     SH       SOLE                      19,000
Heinz H J Co                COM                                      500
Hershey Company             COM             427866108   $1,347    37,125     SH       SOLE                      37,025
Hershey Company             COM                                      300
Hershey Company             COM                                                                                           100
Home Depot Inc              COM             437076102     $627    25,800     SH       SOLE                      25,300
Home Depot Inc              COM                                      750
Home Depot Inc              COM                                                                                           500
Huntington Banc Pfd         PFD CONV SER A  446150401     $252       340     SH       SOLE                         340
Huntington Bancshs Inc      COM             446150104   $1,104   260,403     SH       SOLE                     264,103
Huntington Bancshs Inc      COM                                    3,700
Intel Corp                  COM             458140100     $380    20,450     SH       SOLE                      20,175
Intel Corp                  COM                                    2,525
Intel Corp                  COM                                                                                           275
Intl Business Machines      COM             459200101   $2,442    23,129     SH       SOLE                      22,879
Intl Business Machines      COM                                      260
Intl Business Machines      COM                                                                                           250
Ishares Russell 1000 Gro    RUSSELL1000GRW  464287614     $396     9,655     SH       SOLE                       9,655
Ishares S&P Global Hlth Cr  S&P GBL HLTHCR  464287325     $208     4,810     SH       SOLE                       4,810
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX   464287465     $977    21,320     SH       SOLE                      21,320
Ishares Tr Russell 2000     RUSSELL 2000    464287655     $256     5,010     SH       SOLE                       5,010
J P Morgan Chase & Co. Inc  COM             46625H100     $546    15,997     SH       SOLE                      12,397
J P Morgan Chase & Co. Inc  COM                                                                                         3,600
Johnson & Johnson           COM             478160104   $2,463    43,062     SH       SOLE                      40,862
Johnson & Johnson           COM                                      300
Johnson & Johnson           COM                                                                                         2,200
Keycorp Inc New             COM             493267108     $102    17,146     SH       SOLE                      14,896
Keycorp Inc New             COM                                    2,250
Keycorp Inc New             COM                                                                                         2,250
Lowes Companies Inc         COM             548661107     $341    17,550     SH       SOLE                      17,550
Mc Donalds Corp             COM             580135101     $282     4,903     SH       SOLE                       4,903
Medtronic Inc               COM             585055106     $260     7,450     SH       SOLE                       7,450
Merck & Co Inc              COM             589331107     $442    15,575     SH       SOLE                      15,800
Merck & Co Inc              COM                                      225
Microsoft Corp              COM             594918104   $1,711    69,900     SH       SOLE                      64,400
Microsoft Corp              COM                                    2,100
Microsoft Corp              COM                                                                                         5,500
Natl Bancshares Corp Oh     COM             632592101   $2,172   158,922     SH       SOLE                     159,672
Natl Bancshares Corp Oh     COM                                      750
Navios Maritime             COM             Y62196103     $116    27,500     SH       SOLE                      27,500
Oracle Corporation          COM             68389X105     $396    17,900     SH       SOLE                      12,400
Oracle Corporation          COM                                      600
Oracle Corporation          COM                                                                                         5,500
P V F Capital Corp          COM             693654105     $106    51,673     SH       SOLE                      51,673
Pepsico Incorporated        COM             713448108   $1,159    21,093     SH       SOLE                      21,093
Pfizer Incorporated         COM             717081103     $689    43,725     SH       SOLE                      43,050
Pfizer Incorporated         COM                                    2,175
Pfizer Incorporated         COM                                                                                           675
Philip Morris Intl Inc      COM             718172109     $262     5,998     SH       SOLE                       5,998
Pro Dex Inc Colo            COM             74265M106       $4    10,000     SH       SOLE                      10,000
Procter & Gamble Co         COM             742718109   $2,545    49,607     SH       SOLE                      47,407
Procter & Gamble Co         COM                                      200
Procter & Gamble Co         COM                                                                                         2,200
Schering Plough Corp        COM             806605101     $332    13,200     SH       SOLE                      13,200
SPDR TRUST S&P500           UNIT SER 1      78462F103   $1,505    16,370     SH       SOLE                      16,370
Sun Microsystems Inc New    COM NEW         866810203     $112    11,475     SH       SOLE                      10,975
Sun Microsystems Inc New    COM NEW                                  687
Sun Microsystems Inc New    COM NEW                                                                                       500
Teva Pharm Inds Ltd Adrf    ADR             881624209     $595    12,050     SH       SOLE                      12,050
Textron Incorporated        COM             883203101     $359    37,150     SH       SOLE                      37,150
Valero Energy Corp New      COM             91913Y100     $461    27,175     SH       SOLE                      27,050
Valero Energy Corp New      COM                                      125
Valero Energy Corp New      COM                                                                                           125
Vanguard Total Stock Mkt    STK MRK ETF     922908769     $434     9,375     SH       SOLE                       9,375
Verizon Communications      COM             92343V104     $272     8,222     SH       SOLE                       8,858
Verizon Communications      COM                                      636
Whole Foods Market Inc      COM             966837106     $307    15,700     SH       SOLE                      15,200
Whole Foods Market Inc      COM                                      500
Whole Foods Market Inc      COM                                                                                           500
Yum Brands Inc.             COM             988498101     $561    16,816     SH       SOLE                      16,816